Intangible Content Assets (Details Narrative) - Film and Content Rights - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets pledged against secured borrowings	$ 123,180	$ 310,996
De-recognition of financial liabilities	90,118	$ 160,615
Capital creditors settled by issuance of shares, value	$ 24,513